Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,790		€ 1,203
Total assets		888,520	[1]	884,603	€ 843,878
Total liabilities		836,631	[1]	834,751
Total Income	[2]	€ 17,125		€ 18,324	€ 18,590
TMB Public Company Limited. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Interest held		23.00%		30.00%
Fair value of listed investment		€ 1,109		€ 776
Balance sheet value		1,509		991
Total assets		55,804		23,494
Total liabilities		49,974		20,884
Total Income		1,145		1,055
Total expenses		891		722
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 281		€ 212

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.